Annual Report

September 30, 2016

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500 ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2016, with a 12-month total return of 15.30% based on net asset value (“NAV”), as compared to Index return of 15.43%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Annual Report

September 30, 2016

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2016

Common Stocks	Shares	Value

3M Co.	6,358,405	$1,120,541,713
Abbott Laboratories	15,392,220	650,936,984
AbbVie, Inc.	16,960,771	1,069,715,827
Accenture PLC Class A	6,558,471	801,248,402
Activision Blizzard, Inc.	7,266,135	321,889,780
Acuity Brands, Inc.	455,900	120,631,140
Adobe Systems, Inc.(a)	5,244,167	569,201,886
Advance Auto Parts, Inc.	766,021	114,229,052
AES Corp.	6,882,476	88,439,817
Aetna, Inc.	3,676,116	424,407,592
Affiliated Managers Group, Inc.(a)	564,015	81,612,971
Aflac, Inc.	4,342,811	312,117,827
Agilent Technologies, Inc.	3,420,035	161,049,448
Air Products & Chemicals, Inc.	2,297,949	345,473,653
Akamai Technologies, Inc.(a)	1,836,986	97,341,888
Alaska Air Group, Inc.	1,291,724	85,072,943
Albemarle Corp.	1,171,105	100,117,766
Alcoa, Inc.	13,723,479	139,156,077
Alexion Pharmaceuticals, Inc.(a)	2,353,039	288,341,399
Allegion PLC	1,003,598	69,157,938
Allergan PLC(a)	4,148,305	955,396,125
Alliance Data Systems Corp.(a)	618,330	132,650,335
Alliant Energy Corp.	2,356,387	90,273,186
Allstate Corp.	3,949,254	273,209,392
Alphabet, Inc. Class A(a)	3,106,064	2,497,461,820
Alphabet, Inc. Class C(a)	3,096,655	2,406,998,965
Altria Group, Inc.	20,511,373	1,296,934,115
Amazon.com, Inc.(a)	4,145,980	3,471,470,514
Ameren Corp.	2,543,944	125,111,166
American Airlines Group, Inc.	5,557,591	203,463,407
American Electric Power Co., Inc.	5,151,195	330,758,231
American Express Co.	8,190,314	524,507,709
American International Group, Inc.	10,714,151	635,777,720
American Tower Corp. REIT	4,451,451	504,482,942
American Water Works Co., Inc.	1,855,427	138,860,157
Ameriprise Financial, Inc.	1,738,461	173,446,254
AmerisourceBergen Corp.	1,923,003	155,340,182
AMETEK, Inc.	2,453,721	117,238,789
Amgen, Inc.	7,874,933	1,313,617,574
Amphenol Corp. Class A	3,214,449	208,682,029
Anadarko Petroleum Corp.	5,738,386	363,584,137
Analog Devices, Inc.	3,228,853	208,099,576
Anthem, Inc.	2,756,978	345,476,913
Aon PLC	2,776,812	312,363,582
Apache Corp.	3,952,641	252,455,181
Apartment Investment & Management Co. Class A REIT	1,635,810	75,100,037

Common Stocks	Shares	Value

Apple, Inc.	56,712,296	$6,411,325,063
Applied Materials, Inc.	11,413,648	344,121,487
Archer-Daniels-Midland Co.	6,164,425	259,953,802
Arthur J Gallagher & Co.	1,849,417	94,079,843
Assurant, Inc.	649,825	59,946,356
AT&T, Inc.	64,541,437	2,621,027,757
Autodesk, Inc.(a)	2,077,282	150,249,807
Automatic Data Processing, Inc.	4,778,240	421,440,768
AutoNation, Inc.(a)	769,346	37,474,844
AutoZone, Inc.(a)	314,738	241,825,795
AvalonBay Communities, Inc. REIT	1,437,961	255,726,984
Avery Dennison Corp.	934,591	72,701,834
Baker Hughes, Inc.	4,588,645	231,588,913
Ball Corp.	1,822,220	149,330,929
Bank of America Corp.	107,852,094	1,687,885,271
Bank of New York Mellon Corp.	11,290,752	450,275,190
Baxter International, Inc.	5,178,211	246,482,844
BB&T Corp.	8,605,056	324,582,712
Becton Dickinson and Co.	2,225,043	399,906,978
Bed Bath & Beyond, Inc.	1,617,503	69,730,554
Berkshire Hathaway, Inc. Class B(a)	20,003,837	2,889,954,331
Best Buy Co., Inc.	2,935,841	112,090,409
Biogen, Inc.(a)	2,296,521	718,879,969
BlackRock, Inc.	1,284,182	465,464,608
Boeing Co.	6,117,495	805,918,791
BorgWarner, Inc.	2,276,906	80,101,553
Boston Properties, Inc. REIT	1,610,494	219,494,227
Boston Scientific Corp.(a)	14,228,320	338,634,016
Bristol-Myers Squibb Co.	17,501,948	943,705,036
Broadcom, Ltd.	4,180,406	721,203,643
Brown-Forman Corp. Class B	2,090,881	99,191,395
C.H. Robinson Worldwide, Inc.	1,494,277	105,286,757
C.R. Bard, Inc.	769,968	172,688,423
CA, Inc.	3,106,664	102,768,445
Cabot Oil & Gas Corp.	4,876,722	125,819,428
Campbell Soup Co.	1,880,112	102,842,126
Capital One Financial Corp.	5,366,821	385,498,752
Cardinal Health, Inc.	3,437,987	267,131,590
CarMax, Inc.(a)	2,042,327	108,958,145
Carnival Corp.	4,594,309	224,294,165
Caterpillar, Inc.	6,121,516	543,406,975
CBRE Group, Inc. Class A REIT(a)	3,040,044	85,060,431
CBS Corp. Class B	4,356,103	238,453,078
Celgene Corp.(a)	8,121,170	848,905,900
Centene Corp.(a)	1,787,538	119,693,544
CenterPoint Energy, Inc.	4,490,692	104,318,775
CenturyLink, Inc.	5,724,867	157,033,102

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

Common Stocks	Shares	Value

Cerner Corp.(a)	3,153,702	$194,741,098
CF Industries Holdings, Inc.	2,443,892	59,508,770
Charles Schwab Corp.	12,610,069	398,099,878
Charter Communications, Inc. Class A(a)	2,277,339	614,813,210
Chesapeake Energy Corp.(a)	6,155,575	38,595,455
Chevron Corp.	19,760,556	2,033,756,424
Chipotle Mexican Grill, Inc.(a)	306,643	129,863,310
Chubb, Ltd.	4,868,241	611,694,482
Church & Dwight Co., Inc.	2,709,845	129,855,772
Cigna Corp.	2,689,415	350,484,563
Cimarex Energy Co.	989,792	132,998,351
Cincinnati Financial Corp.	1,544,345	116,474,500
Cintas Corp.	907,620	102,198,012
Cisco Systems, Inc.	52,733,800	1,672,716,136
Citigroup, Inc.	30,791,688	1,454,291,424
Citizens Financial Group, Inc.	5,512,264	136,208,043
Citrix Systems, Inc.(a)	1,626,331	138,595,928
Clorox Co.	1,350,714	169,082,379
CME Group, Inc.	3,550,622	371,111,011
CMS Energy Corp.	2,926,971	122,962,052
Coach, Inc.	2,915,195	106,579,529
Coca-Cola Co.	40,819,376	1,727,475,992
Cognizant Technology Solutions Corp. Class A(a)	6,364,135	303,632,881
Colgate-Palmolive Co.	9,362,155	694,110,172
Comcast Corp. Class A	25,343,901	1,681,314,392
Comerica, Inc.	1,822,775	86,253,713
ConAgra Foods, Inc.	4,570,815	215,331,095
Concho Resources, Inc.(a)	1,462,089	200,817,924
ConocoPhillips	12,984,506	564,436,476
Consolidated Edison, Inc.	3,190,135	240,217,165
Constellation Brands, Inc. Class A	1,849,918	307,992,848
Cooper Cos., Inc.	512,016	91,783,988
Corning, Inc.	11,261,659	266,338,235
Costco Wholesale Corp.	4,594,468	700,702,315
Coty, Inc. Class A(a)	728,800	17,126,800
Crown Castle International Corp. REIT	3,532,760	332,821,320
CSRA, Inc.	1,422,221	38,257,745
CSX Corp.	10,056,350	306,718,675
Cummins, Inc.	1,661,816	212,961,720
CVS Health Corp.	11,255,811	1,001,654,621
D.R. Horton, Inc.	3,440,989	103,917,868
Danaher Corp.	6,284,152	492,614,675
Darden Restaurants, Inc.	1,207,012	74,013,976
DaVita, Inc.(a)	1,725,833	114,025,786
Deere & Co.	3,121,737	266,440,253
Dell Technologies, Inc. — VMware, Inc. Class V(a)	1	48

Common Stocks	Shares	Value

Delphi Automotive PLC	2,890,543	$206,153,527
Delta Air Lines, Inc.	8,124,247	319,770,362
DENTSPLY SIRONA, Inc.	2,454,846	145,891,498
Devon Energy Corp.	5,495,078	242,387,891
Digital Realty Trust, Inc. REIT	1,539,990	149,563,829
Discover Financial Services	4,317,430	244,150,666
Discovery Communications, Inc. Class A(a)	1,568,528	42,224,774
Discovery Communications, Inc. Class C(a)	2,482,224	65,307,313
Dollar General Corp.	2,728,670	190,979,613
Dollar Tree, Inc.(a)	2,470,716	195,013,614
Dominion Resources, Inc.	6,465,567	480,197,661
Dover Corp.	1,618,053	119,153,423
Dow Chemical Co.	11,773,046	610,196,974
Dr. Pepper Snapple Group, Inc.	1,952,380	178,271,818
DTE Energy Co.	1,873,132	175,456,274
Duke Energy Corp.	7,223,259	578,149,650
Dun & Bradstreet Corp.	373,040	50,964,725
E*TRADE Financial Corp.(a)	2,944,106	85,732,367
E.I. du Pont de Nemours & Co.	9,159,465	613,409,371
Eastman Chemical Co.	1,559,220	105,528,010
Eaton Corp. PLC	4,799,945	315,404,386
eBay, Inc.(a)	11,077,043	364,434,715
Ecolab, Inc.	2,781,449	338,557,972
Edison International	3,404,196	245,953,161
Edwards Lifesciences Corp.(a)	2,234,606	269,404,099
Electronic Arts, Inc.(a)	3,162,399	270,068,875
Eli Lilly & Co.	10,183,952	817,363,988
Emerson Electric Co.	6,744,904	367,664,717
Endo International PLC(a)	2,127,972	42,878,636
Entergy Corp.	1,862,680	142,923,436
EOG Resources, Inc.	5,770,375	558,052,966
EQT Corp.	1,811,183	131,528,109
Equifax, Inc.	1,248,481	168,020,573
Equinix, Inc. REIT	728,249	262,351,702
Equity Residential REIT	3,831,901	246,506,191
Essex Property Trust, Inc. REIT	683,576	152,232,375
Estee Lauder Cos., Inc. Class A	2,333,372	206,643,424
Eversource Energy	3,326,416	180,225,219
Exelon Corp.	9,665,153	321,752,943
Expedia, Inc.	1,236,964	144,378,438
Expeditors International of Washington, Inc.	1,900,420	97,909,638
Express Scripts Holding Co.(a)	6,633,762	467,879,234
Extra Space Storage, Inc. REIT	1,305,843	103,696,993
Exxon Mobil Corp.	43,474,370	3,794,443,014
F5 Networks, Inc.(a)	716,496	89,304,061
Facebook, Inc. Class A(a)	24,468,511	3,138,575,906

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

Common Stocks	Shares	Value

Fastenal Co.	3,028,831	$126,544,559
Federal Realty Investment Trust REIT	743,550	114,454,652
FedEx Corp.	2,615,306	456,841,652
Fidelity National Information Services, Inc.	3,488,039	268,683,644
Fifth Third Bancorp	8,056,590	164,837,831
First Solar, Inc.(a)	796,610	31,458,129
FirstEnergy Corp.	4,452,604	147,292,140
Fiserv, Inc.(a)	2,324,966	231,264,368
FLIR Systems, Inc.	1,433,522	45,041,261
Flowserve Corp.	1,358,881	65,552,419
Fluor Corp.	1,448,293	74,326,397
FMC Corp.	1,396,523	67,507,922
FMC Technologies, Inc.(a)	2,367,102	70,231,916
Foot Locker, Inc.	1,429,416	96,800,052
Ford Motor Co.	40,910,473	493,789,409
Fortive Corp.	3,141,137	159,883,873
Fortune Brands Home & Security, Inc.	1,597,115	92,792,382
Franklin Resources, Inc.	3,888,618	138,318,142
Freeport-McMoRan, Inc.	13,915,225	151,119,343
Frontier Communications Corp.	12,206,646	50,779,647
Gap, Inc.	2,356,430	52,407,003
Garmin, Ltd.	1,225,262	58,947,355
General Dynamics Corp.	3,011,540	467,270,546
General Electric Co.	94,331,459	2,794,097,816
General Growth Properties, Inc. REIT	6,086,139	167,977,436
General Mills, Inc.	6,232,707	398,145,323
General Motors Co.	14,687,341	466,616,824
Genuine Parts Co.	1,568,457	157,551,506
Gilead Sciences, Inc.	13,957,170	1,104,291,290
Global Payments, Inc.	1,609,951	123,579,839
Goldman Sachs Group, Inc.	3,969,477	640,157,556
Goodyear Tire & Rubber Co.	2,782,259	89,866,966
H&R Block, Inc.	2,353,224	54,477,136
Halliburton Co.	9,009,568	404,349,412
Hanesbrands, Inc.	3,961,414	100,025,704
Harley-Davidson, Inc.	1,918,405	100,888,919
Harman International Industries, Inc.	742,766	62,726,589
Harris Corp.	1,307,862	119,813,238
Hartford Financial Services Group, Inc.	4,134,458	177,037,492
Hasbro, Inc.	1,171,235	92,914,073
HCA Holdings, Inc.(a)	3,157,865	238,829,330
HCP, Inc. REIT	4,897,414	185,856,861
Helmerich & Payne, Inc.	1,128,183	75,926,716
Henry Schein, Inc.(a)	860,136	140,184,965
Hershey Co.	1,491,103	142,549,447

Common Stocks	Shares	Value

Hess Corp.	2,764,923	$148,255,171
Hewlett Packard Enterprise Co.	17,416,286	396,220,506
Hologic, Inc.(a)	2,579,159	100,148,744
Home Depot, Inc.	13,038,672	1,677,816,313
Honeywell International, Inc.	7,989,390	931,482,980
Hormel Foods Corp.	2,809,546	106,566,080
Host Hotels & Resorts, Inc. REIT	7,847,536	122,186,136
HP, Inc.	18,000,787	279,552,222
Humana, Inc.	1,562,709	276,427,595
Huntington Bancshares, Inc.	11,382,614	112,232,574
Illinois Tool Works, Inc.	3,392,742	406,586,201
Illumina, Inc.(a)	1,543,481	280,388,758
Ingersoll-Rand PLC	2,699,491	183,403,419
Intel Corp.	49,509,393	1,868,979,586
Intercontinental Exchange, Inc.(b)	1,248,797	336,375,960
International Business Machines Corp.	9,156,244	1,454,469,359
International Flavors & Fragrances, Inc.	830,007	118,666,101
International Paper Co.	4,311,586	206,869,896
Interpublic Group of Cos., Inc.	4,192,458	93,701,436
Intuit, Inc.	2,679,632	294,786,316
Intuitive Surgical, Inc.(a)	399,191	289,345,613
Invesco, Ltd.	4,344,361	135,848,168
Iron Mountain, Inc. REIT	2,516,630	94,449,124
J.M. Smucker Co.	1,253,774	169,936,528
Jacobs Engineering Group, Inc.(a)	1,279,387	66,169,896
JB Hunt Transport Services, Inc.	928,426	75,332,486
Johnson & Johnson	28,834,142	3,406,177,194
Johnson Controls International PLC	9,908,569	461,045,716
JPMorgan Chase & Co.	38,036,871	2,532,875,240
Juniper Networks, Inc.	3,710,762	89,280,934
Kansas City Southern	1,133,085	105,739,492
Kellogg Co.	2,642,446	204,710,292
KeyCorp	11,350,946	138,141,013
Kimberly-Clark Corp.	3,770,080	475,557,891
Kimco Realty Corp. REIT	4,400,545	127,395,778
Kinder Morgan, Inc.	20,319,710	469,994,892
KLA-Tencor Corp.	1,626,563	113,387,707
Kohl’s Corp.	1,967,608	86,082,850
Kraft Heinz Co.	6,246,802	559,151,247
Kroger Co.	9,996,794	296,704,846
L Brands, Inc.	2,657,970	188,104,537
L-3 Communications Holdings, Inc.	810,242	122,127,777
Laboratory Corp. of America Holdings(a)	1,073,650	147,605,402
Lam Research Corp.	1,673,569	158,503,720

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

Common Stocks	Shares	Value

Legg Mason, Inc.	1,117,732	$37,421,667
Leggett & Platt, Inc.	1,416,661	64,571,408
Lennar Corp. Class A	1,925,159	81,511,232
Leucadia National Corp.	3,487,483	66,401,676
Level 3 Communications, Inc.(a)	3,039,994	140,994,922
Lincoln National Corp.	2,512,811	118,051,861
Linear Technology Corp.	2,501,277	148,300,713
LKQ Corp.(a)	3,213,046	113,934,611
Lockheed Martin Corp.	2,662,911	638,353,025
Loews Corp.	2,795,316	115,027,253
Lowe’s Cos., Inc.	9,284,386	670,425,513
LyondellBasell Industries NV Class A	3,582,120	288,933,799
M&T Bank Corp.	1,666,799	193,515,364
Macerich Co. REIT	1,321,774	106,891,863
Macy’s, Inc.	3,234,574	119,840,967
Mallinckrodt PLC(a)	1,165,899	81,356,432
Marathon Oil Corp.	8,887,937	140,518,284
Marathon Petroleum Corp.	5,554,670	225,464,055
Marriott International, Inc. Class A	3,404,304	229,211,788
Marsh & McLennan Cos., Inc.	5,463,799	367,440,483
Martin Marietta Materials, Inc.	671,195	120,217,736
Masco Corp.	3,477,897	119,326,646
MasterCard, Inc. Class A	10,122,349	1,030,151,458
Mattel, Inc.	3,549,136	107,467,838
McCormick & Co., Inc.	1,204,953	120,398,904
McDonald’s Corp.	8,992,994	1,037,431,788
McKesson Corp.	2,359,108	393,381,259
Mead Johnson Nutrition Co.	1,947,567	153,877,269
Medtronic PLC	14,547,072	1,256,867,021
Merck & Co., Inc.	29,019,587	1,811,112,425
MetLife, Inc.	11,518,545	511,768,954
Mettler-Toledo International, Inc.(a)	276,350	116,020,020
Michael Kors Holdings, Ltd.(a)	1,870,743	87,532,065
Microchip Technology, Inc.	2,252,567	139,974,513
Micron Technology, Inc.(a)	10,820,590	192,390,090
Microsoft Corp.	82,039,052	4,725,449,395
Mohawk Industries, Inc.(a)	664,368	133,099,485
Molson Coors Brewing Co. Class B	1,930,410	211,959,018
Mondelez International, Inc. Class A	16,271,210	714,306,119
Monsanto Co.	4,599,731	470,092,508
Monster Beverage Corp.(a)	1,474,456	216,464,885
Moody’s Corp.	1,768,479	191,490,906
Morgan Stanley	15,845,431	508,004,518
Mosaic Co.	3,680,113	90,015,564
Motorola Solutions, Inc.	1,656,880	126,386,806
Murphy Oil Corp.	1,684,329	51,203,602

Common Stocks	Shares	Value

Mylan NV(a)	4,667,281	$177,916,752
Nasdaq, Inc.	1,194,239	80,658,902
National Oilwell Varco, Inc.	3,926,926	144,275,261
Navient Corp.	3,568,191	51,631,724
NetApp, Inc.	3,008,601	107,768,088
Netflix, Inc.(a)	4,490,866	442,574,844
Newell Brands, Inc.	5,057,583	266,332,321
Newfield Exploration Co.(a)	2,068,589	89,900,878
Newmont Mining Corp.	5,562,095	218,534,713
News Corp. Class A	3,970,215	55,503,606
News Corp. Class B	1,149,038	16,339,320
NextEra Energy, Inc.	4,839,902	592,016,813
Nielsen Holdings PLC	3,535,937	189,420,145
NIKE, Inc. Class B	13,961,567	735,076,503
NiSource, Inc.	3,338,081	80,481,133
Noble Energy, Inc.	4,477,387	160,021,811
Nordstrom, Inc.	1,337,115	69,369,526
Norfolk Southern Corp.	3,113,413	302,187,866
Northern Trust Corp.	2,243,026	152,503,338
Northrop Grumman Corp.	1,889,710	404,303,454
NRG Energy, Inc.	3,265,232	36,603,251
Nucor Corp.	3,321,895	164,267,708
NVIDIA Corp.	5,669,066	388,444,402
O’Reilly Automotive, Inc.(a)	1,015,113	284,343,302
Occidental Petroleum Corp.	8,007,706	583,921,922
Omnicom Group, Inc.	2,496,699	212,219,415
ONEOK, Inc.	2,191,515	112,621,956
Oracle Corp.	31,700,545	1,245,197,408
Owens-Illinois, Inc.(a)	1,678,247	30,862,962
PACCAR, Inc.	3,659,845	215,125,689
Parker-Hannifin Corp.	1,407,461	176,678,579
Patterson Cos., Inc.	872,455	40,080,583
Paychex, Inc.	3,344,940	193,571,678
PayPal Holdings, Inc.(a)	11,625,317	476,289,237
Pentair PLC	1,901,818	122,172,788
People’s United Financial, Inc.	3,232,347	51,135,730
PepsiCo, Inc.	15,141,923	1,646,986,965
PerkinElmer, Inc.	1,134,340	63,647,817
Perrigo Co. PLC	1,502,751	138,749,000
Pfizer, Inc.	63,588,106	2,153,729,150
PG&E Corp.	5,202,042	318,208,909
Philip Morris International, Inc.	16,264,761	1,581,260,064
Phillips 66	4,696,782	378,325,790
Pinnacle West Capital Corp.	1,158,774	88,055,236
Pioneer Natural Resources Co.	1,716,255	318,622,741
Pitney Bowes, Inc.	1,995,470	36,237,735
PNC Financial Services Group, Inc.	5,232,427	471,389,348
PPG Industries, Inc.	2,786,829	288,046,645
PPL Corp.	7,097,919	245,375,060
Praxair, Inc.	2,990,944	361,395,764
Priceline Group, Inc.(a)	520,847	766,421,152

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

Common Stocks	Shares	Value

Principal Financial Group, Inc.	2,821,729	$145,347,261
Procter & Gamble Co.	28,114,239	2,523,252,950
Progressive Corp.	6,104,189	192,281,953
Prologis, Inc. REIT	5,508,210	294,909,563
Prudential Financial, Inc.	4,656,027	380,164,605
Public Service Enterprise Group, Inc.	5,290,665	221,520,144
Public Storage REIT	1,545,611	344,887,639
PulteGroup, Inc.	3,312,885	66,390,215
PVH Corp.	855,527	94,535,734
Qorvo, Inc.(a)	1,341,195	74,758,209
QUALCOMM, Inc.	15,399,774	1,054,884,519
Quanta Services, Inc.(a)	1,584,882	44,360,847
Quest Diagnostics, Inc.	1,483,179	125,521,439
Ralph Lauren Corp.	605,221	61,212,052
Range Resources Corp.	1,776,548	68,841,235
Raytheon Co.	3,122,219	425,027,672
Realty Income Corp. REIT	2,701,667	180,822,572
Red Hat, Inc.(a)	1,907,335	154,169,888
Regeneron Pharmaceuticals, Inc.(a)	815,273	327,756,051
Regions Financial Corp.	13,412,442	132,380,803
Republic Services, Inc.	2,483,312	125,283,090
Reynolds American, Inc.	8,680,570	409,288,875
Robert Half International, Inc.	1,366,257	51,726,490
Rockwell Automation, Inc.	1,370,540	167,671,864
Rockwell Collins, Inc.	1,364,802	115,107,401
Roper Technologies, Inc.	1,055,906	192,671,168
Ross Stores, Inc.	4,228,381	271,884,898
Royal Caribbean Cruises, Ltd.	1,765,910	132,354,954
Ryder System, Inc.	558,498	36,832,943
S&P Global, Inc.	2,770,921	350,687,762
salesforce.com, Inc.(a)	6,679,646	476,459,149
SCANA Corp.	1,491,521	107,941,375
Schlumberger, Ltd.	14,568,544	1,145,670,300
Scripps Networks Interactive, Inc. Class A	991,359	62,941,383
Seagate Technology PLC	3,090,780	119,149,569
Sealed Air Corp.	2,066,892	94,704,991
Sempra Energy	2,650,996	284,160,261
Sherwin-Williams Co.	824,438	228,089,017
Signet Jewelers, Ltd.	827,225	61,653,079
Simon Property Group, Inc. REIT	3,245,026	671,752,832
Skyworks Solutions, Inc.	2,000,238	152,298,121
SL Green Realty Corp. REIT	1,045,839	113,055,196
Snap-on, Inc.	606,326	92,137,299
Southern Co.	10,349,196	530,913,755
Southwest Airlines Co.	6,691,867	260,246,708
Southwestern Energy Co.(a)	4,807,270	66,532,617
Spectra Energy Corp.	7,179,777	306,935,467
St. Jude Medical, Inc.	2,981,235	237,783,304

Common Stocks	Shares	Value

Stanley Black & Decker, Inc.	1,585,871	$195,030,416
Staples, Inc.	6,747,624	57,692,185
Starbucks Corp.	15,357,988	831,481,470
State Street Corp.(c)	3,879,436	270,125,129
Stericycle, Inc.(a)	887,032	71,086,744
Stryker Corp.	3,292,596	383,291,100
SunTrust Banks, Inc.	5,262,721	230,507,180
Symantec Corp.	6,420,042	161,143,054
Synchrony Financial	8,701,994	243,655,832
Sysco Corp.	5,482,780	268,711,048
T Rowe Price Group, Inc.	2,602,191	173,045,701
Target Corp.	6,173,197	423,975,170
TE Connectivity, Ltd.	3,747,591	241,269,909
TEGNA, Inc.	2,286,932	49,992,334
Teradata Corp.(a)	1,384,192	42,909,952
Tesoro Corp.	1,257,898	100,078,365
Texas Instruments, Inc.	10,528,417	738,884,305
Textron, Inc.	2,826,224	112,342,404
Thermo Fisher Scientific, Inc.	4,140,801	658,635,807
Tiffany & Co.	1,156,844	84,021,580
Time Warner, Inc.	8,252,774	657,003,338
TJX Cos., Inc.	6,930,034	518,227,943
Torchmark Corp.	1,174,957	75,068,003
Total System Services, Inc.	1,769,992	83,455,123
Tractor Supply Co.	1,395,142	93,962,814
TransDigm Group, Inc.(a)	557,373	161,147,682
Transocean, Ltd.	3,577,077	38,131,641
Travelers Cos., Inc.	3,079,223	352,724,995
TripAdvisor, Inc.(a)	1,189,387	75,145,471
Twenty-First Century Fox, Inc. Class A	11,477,780	277,991,832
Twenty-First Century Fox, Inc. Class B	4,518,953	111,798,897
Tyson Foods, Inc. Class A	3,150,912	235,278,599
UDR, Inc. REIT	2,788,606	100,361,930
Ulta Salon Cosmetics & Fragrance, Inc.(a)	654,570	155,774,569
Under Armour, Inc. Class A(a)	1,896,425	73,353,719
Under Armour, Inc. Class C(a)	1,909,643	64,660,512
Union Pacific Corp.	8,839,522	862,118,581
United Continental Holdings, Inc.(a)	3,115,444	163,467,347
United Parcel Service, Inc. Class B	7,238,815	791,636,808
United Rentals, Inc.(a)	946,688	74,305,541
United Technologies Corp.	8,159,581	829,013,430
UnitedHealth Group, Inc.	9,968,802	1,395,632,280
Universal Health Services, Inc. Class B	939,254	115,734,878
Unum Group	2,490,459	87,938,107
Urban Outfitters, Inc.(a)	902,751	31,162,965

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

Common Stocks	Shares	Value

US Bancorp	17,056,331	$731,546,037
Valero Energy Corp.	4,911,649	260,317,397
Varian Medical Systems, Inc.(a)	994,840	99,016,425
Ventas, Inc. REIT	3,549,571	250,706,200
VeriSign, Inc.(a)	1,004,207	78,569,156
Verisk Analytics, Inc.(a)	1,615,881	131,338,808
Verizon Communications, Inc.	42,737,731	2,221,507,257
Vertex Pharmaceuticals, Inc.(a)	2,593,372	226,167,972
VF Corp.	3,500,393	196,197,028
Viacom, Inc. Class B	3,620,737	137,950,080
Visa, Inc. Class A	19,964,872	1,651,094,914
Vornado Realty Trust REIT	1,858,719	188,120,950
Vulcan Materials Co.	1,391,900	158,300,787
W.W. Grainger, Inc.	591,958	133,095,837
Wal-Mart Stores, Inc.	16,004,868	1,154,271,080
Walgreens Boots Alliance, Inc.	9,057,992	730,255,315
Walt Disney Co.	15,677,546	1,455,816,922
Waste Management, Inc.	4,327,893	275,946,458
Waters Corp.(a)	846,414	134,148,155
WEC Energy Group, Inc.	3,309,313	198,161,662
Wells Fargo & Co.	47,819,914	2,117,465,792
Welltower, Inc. REIT	3,743,115	279,872,709
Western Digital Corp.	2,951,427	172,569,937
Western Union Co.	5,223,599	108,755,331

Common Stocks	Shares	Value

WestRock Co.	2,647,375	$128,344,740
Weyerhaeuser Co. REIT	7,832,837	250,180,814
Whirlpool Corp.	804,798	130,506,044
Whole Foods Market, Inc.	3,383,125	95,911,594
Williams Cos., Inc.	7,132,090	219,169,126
Willis Towers Watson PLC	1,449,502	192,450,381
Wyndham Worldwide Corp.	1,173,074	78,983,072
Wynn Resorts, Ltd.	849,611	82,769,104
Xcel Energy, Inc.	5,325,293	219,082,554
Xerox Corp.	9,921,549	100,505,291
Xilinx, Inc.	2,662,866	144,700,138
XL Group, Ltd.	2,985,024	100,386,357
Xylem, Inc.	1,859,433	97,527,261
Yahoo!, Inc.(a)	9,162,951	394,923,188
Yum! Brands, Inc.	3,912,052	355,253,442
Zimmer Biomet Holdings, Inc.	2,096,362	272,568,987
Zions Bancorp	2,136,703	66,280,527
Zoetis, Inc.	5,258,494	273,494,273

Total Common Stocks (Cost $206,950,171,369)		$197,172,469,106

(a)	Non-income producing security.
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.

REIT = Real Estate Investment Trust

PLC = Public Limited Company

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,172,469,106	$—	$—	$197,172,469,106

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2016, and for the year then ended, are (Note 3):

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased*	Shares Sold*	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
Intercontinental Exchange, Inc.	1,087,396	$255,527,186	1,259,092	1,097,691	1,248,797	$336,375,960	$3,900,155	$27,909,073
State Street Corp.	4,038,276	271,412,530	3,958,034	4,116,874	3,879,436	270,125,129	5,622,197	(1,288,406)

TOTAL		$526,939,716				$606,501,089	$9,522,352	$26,620,667

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2016

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016

INDUSTRY	PERCENT OF NET ASSETS*
Oil, Gas & Consumable Fuels	6.2%
Pharmaceuticals	5.5
Banks	5.4
Internet Software & Services	4.6
Software	4.4
IT Services	3.8
Technology Hardware, Storage & Peripherals	3.8
Semiconductors & Semiconductor Equipment	3.3
Real Estate Investment Trusts (REITs)	3.0
Biotechnology	3.0
Media	2.9
Health Care Equipment & Supplies	2.8
Insurance	2.7
Diversified Telecommunication Services	2.6
Health Care Providers & Services	2.6
Industrial Conglomerates	2.6
Capital Markets	2.5
Internet & Catalog Retail	2.5
Specialty Retail	2.5
Beverages	2.2
Aerospace & Defense	2.1
Chemicals	2.1
Food & Staples Retailing	2.1
Electric Utilities	2.0
Household Products	2.0
Food Products	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.6
Diversified Financial Services	1.5
Machinery	1.4
Communications Equipment	1.1
Energy Equipment & Services	1.1
Multi-Utilities	1.1
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Life Sciences Tools & Services	0.7
Multiline Retail	0.6
Automobiles	0.5
Airlines	0.5
Electrical Equipment	0.5
Household Durables	0.5
Auto Components	0.4
Electronic Equipment, Instruments & Components	0.4
Commercial Services & Supplies	0.3
Containers & Packaging	0.3

INDUSTRY	PERCENT OF NET ASSETS*
Metals & Mining	0.3%
Professional Services	0.3
Trading Companies & Distributors	0.2
Construction Materials	0.1
Building Products	0.1
Construction & Engineering	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0	**
Real Estate Management & Development	0.0	**
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2016

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$196,565,968,017
Investments in affiliates of the Trustee and the Sponsor, at value	606,501,089

Total Investments	197,172,469,106
Cash	926,013,371
Receivable for investments sold	11,824,464
Dividends receivable — unaffiliated issuers — net of withholding tax (Note 2)	222,331,835
Dividends receivable — affiliated issuers (Note 2)	1,488,327

Total Assets	198,334,127,103

LIABILITIES
Payable for investments purchased	17,124,978
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	731,265
Accrued Trustee expense (Note 3)	6,934,866
Accrued Marketing expense (Note 3)	16,191,013
Distribution payable	985,690,493
Other accrued expenses and liabilities	26,490,524

Total Liabilities	1,053,163,139

NET ASSETS	$197,280,963,964

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$213,393,189,765
Distribution in excess of net investment income	(985,690,493)
Accumulated net realized gain (loss) on investments	(5,348,833,045)
Net unrealized appreciation (depreciation) on investments	(9,777,702,263)

NET ASSETS	$197,280,963,964

NET ASSET VALUE PER UNIT	$216.40

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	911,632,116

COST OF INVESTMENTS:
Unaffiliated issuers	$206,338,815,247
Affiliates of the Trustee and the Sponsor (Note 3)	611,356,122

Total Cost of Investments	$206,950,171,369

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$3,945,216,356	$4,005,208,734	$3,282,246,167
Dividend income — affiliates of the Trustee and the Sponsor	9,522,352	8,629,447	7,737,949
Foreign taxes withheld	(1,701)	(400,124)	(55,714)

Total Investment Income	3,954,737,007	4,013,438,057	3,289,928,402
EXPENSES
Trustee expense (Note 3)	103,362,752	105,581,093	94,051,423
S&P license fee (Note 3)	55,221,522	55,780,384	49,409,863
Marketing expense (Note 3)	36,504,376	36,786,924	32,539,910
Legal and audit fees	384,056	558,523	31,642
Other expenses	2,221,602	3,771,679	2,594,912

Total Expenses	197,694,308	202,478,603	178,627,750

Trustee expense waiver	(25,222,398)	(28,513,292)	(24,863,548)

Net Expenses	172,471,910	173,965,311	153,764,202

NET INVESTMENT INCOME	3,782,265,097	3,839,472,746	3,136,164,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,253,193,589	20,747,712,041	19,553,859,588
Investments — affiliates of the Trustee and the Sponsor	26,620,667	50,429,127	71,893,864

Net realized gain (loss)	10,279,814,256	20,798,141,168	19,625,753,452

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,942,349,396	(25,396,805,455)	4,246,483,070
Investments — affiliates of the Trustee and the Sponsor	24,374,172	(34,779,514)	(15,568,822)

Net change in unrealized appreciation/depreciation	10,966,723,568	(25,431,584,969)	4,230,914,248

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,246,537,824	(4,633,443,801)	23,856,667,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,028,802,921	$(793,971,055)	$26,992,831,900

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,782,265,097	$3,839,472,746	$3,136,164,200
Net realized gain (loss)	10,279,814,256	20,798,141,168	19,625,753,452
Net change in unrealized appreciation/depreciation	10,966,723,568	(25,431,584,969)	4,230,914,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,028,802,921	(793,971,055)	26,992,831,900

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	21,466,005	69,539,438	62,384,940

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(3,930,525,113)	(3,768,615,848)	(3,236,399,773)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	432,172,352,001	515,823,857,164	384,831,248,199
Cost of Units redeemed	(422,673,566,737)	(524,519,686,326)	(373,296,420,608)
Net income equalization (Note 2)	(21,466,005)	(69,539,438)	(62,384,940)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	9,477,319,259	(8,765,368,600)	11,472,442,651
Contribution by Trustee (Note 3)	—	26,920,521	—

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	30,597,063,072	(13,231,495,544)	35,291,259,718
NET ASSETS AT BEGINNING OF PERIOD	166,683,900,892	179,915,396,436	144,624,136,718

NET ASSETS AT END OF PERIOD	$197,280,963,964	$166,683,900,892	$179,915,396,436

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME	$(985,690,493)	$(919,630,875)	$(804,394,943)

UNIT TRANSACTIONS:
Units sold	2,107,450,000	2,537,300,000	2,061,700,000
Units redeemed	(2,065,000,000)	(2,581,500,000)	(2,009,400,000)

NET INCREASE (DECREASE)	42,450,000	(44,200,000)	52,300,000

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a unit outstanding throughout each period

	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$191.77	$196.98		$167.96	$144.00	$113.12

Income (loss) from investment operations:
Net investment income (loss)(a)	4.27	4.28		3.60	3.36	2.77
Net realized and unrealized gain (loss)	24.76	(5.47)		29.03	23.91	30.80

Total from investment operations	29.03	(1.19)		32.63	27.27	33.57

Net equalization credits and charges(a)	0.02	0.08		0.07	0.08	0.16

Contribution by Trustee	—	0.03	(b)	—	—	—

Less Distributions from:
Net investment income	(4.42)	(4.13)		(3.68)	(3.39)	(2.85)

Net asset value, end of period	$216.40	$191.77		$196.98	$167.96	$144.00

Total return(c)	15.30%	(0.64	)%(d)	19.57%	19.09%	29.96%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$197,280,964	$166,683,901		$179,915,396	$144,624,137	$118,164,619
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit)	0.11%	0.11%		0.11%	0.11%	0.11%
Total expenses (excluding Trustee earnings credit and fee waivers)	0.11%	0.11%		0.11%	0.11%	0.11%
Net expenses(e)	0.09%	0.09%		0.09%	0.09%	0.09%
Net investment income (loss)	2.07%	2.09%		1.93%	2.15%	2.08%
Portfolio turnover rate(f)	4%	3%		4%	3%	4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Contribution paid by the Trustee in the amount of $26,920,521. (See Note 3).
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(e)	Net of expenses waived by the Trustee.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2016

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the Trust’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Trust’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the oversight committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 2 — Summary of Significant Accounting Policies – (continued)

primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, “S&P 500 Index”, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2016 and did not have any transfers between levels for the year ended September 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 2 — Summary of Significant Accounting Policies – (continued)

characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for expired carry forward losses, in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2016 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2016.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 2 — Summary of Significant Accounting Policies – (continued)

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2016, the Trust reclassified $11,282,034,332 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2016, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30:

2017	$2,553,965,847
2018	188,539,023
Non-Expiring – Short Term*	404,086,012
Non-Expiring – Long Term*	2,197,285,149

During the tax year ended September 30, 2016, the Trust utilized capital loss carryforwards of $0 and had $917,820,735 of capital loss carryforwards expire.

*	Must be utilized prior to losses subject to expiration

At September 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	$206,955,128,384	$6,952,931,045	$16,735,590,323	$(9,782,659,278)

The tax character of distributions paid during the years ended September 30, 2016, 2015 and 2014 were as follows:

Distributions paid from:	2016	2015	2014
Ordinary Income	$3,930,525,113	$3,768,615,848	$3,236,399,773

As of September 30, 2016, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $0 and undistributed capital gain of $0.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 3 — Transactions with the Trustee and Sponsor – (continued)

structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2016.

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the period ended September 30, 2016, the Adjustment Amount reduced the Trustee’s fee by $6,750,376. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,745,222 and a Trustee earnings credit of $2,005,154.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2018, so that the total operating expenses would not exceed 0.0945% per annum of the daily Net Asset Value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2016, 2015 and 2014 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s net asset value on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2016, 2015 and 2014, did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market values of these investments at September 30, 2016 are listed in the Schedule of Investments.

Contribution from the Trustee

On July 20, 2015, the Trustee made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2016, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $177,227,631,568, $167,729,988,725, $7,783,624,798, and $6,444,954,759, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $11,282,034,332.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2016

Note 6 — Market Risk – (continued)

value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

SPDR S&P 500 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P 500 ETF Trust at September 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2016

SPDR S&P 500 ETF Trust

Other Information

September 30, 2016 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2016 is 95.2%.

For the fiscal year ended September 30, 2016, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2016

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2016	0	0	0	0	0	0
2015	0	0	0	0	0	0
2014	0	0	0	0	0	0
2013	0	0	0	0	0	0
2012	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	15.30%	111.91%	99.29%
Return Based on Bid/Ask Price	15.33%	111.82%	99.21%
S&P 500 Index	15.43%	113.44%	101.14%

SPDR S&P 500 ETF Trust

Other Information (continued)

September 30, 2016 (Unaudited)

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	15.30%	16.21%	7.14%
Return Based on Bid/Ask Price	15.33%	16.20%	7.14%
S&P 500 Index	15.43%	16.37%	7.24%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR